Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 36,577,264	$ 18,247,380
Restricted cash	2,741,404	3,131,335
Accounts receivable, net	36,654,784	25,761,683
Inventories, net	32,416,453	5,936,223
Other receivable and other current assets, net	2,654,096	1,733,022
Prepayments, net	13,868,916	6,239,861
Loan to third party	678,204	382,024
Derivative asset	326,766	269,119
Total current assets	126,082,179	62,092,981
NONCURRENT ASSETS
Property and equipment, net	1,624,600	380,315
Definite-lived intangible assets, net	6,146,890	2,207,852
Indefinite-lived intangible assets	10,051,143	14,324,323
Goodwill	12,351,587	2,990,394
Long-term investments	16,841,899	15,435,274
Prepayments, a related party	5,000,000	3,000,000
Operating leases right-of-use assets	3,416,686	442,376
Finance leases right-of-use assets	668,822	363,008
Deferred tax assets, net	997,954	351,060
Total noncurrent assets	57,099,581	39,494,602
TOTAL ASSETS	183,181,760	101,587,583
CURRENT LIABILITIES
Bank loans, current	21,715,464	10,500,085
Convertible notes, net of unamortized discounts of $20,979 and $0 as of March 31, 2026 and 2025	1,207,022
Accounts payable	32,825,509	28,389,357
Contract liabilities	8,179,636	505,323
Other payables and accrued liabilities	9,972,124	4,702,791
Operating lease liabilities, current	1,663,734	376,751
Contingent consideration for acquisition, current		1,121,006
Finance leases liabilities, current	112,687	84,528
Derivative liabilities	495,000
Tax payables	1,624,995	1,417,173
Total current liabilities	83,132,436	52,347,689
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current	1,790,741	110,368
Finance leases liabilities, non-current	294,648	164,606
Bank loans, non-current	32,265,166	1,421,139
Deferred investment consideration payable	7,500,000	7,500,000
Derivative liabilities, non-current	16,206,000	3,086,519
Deferred tax liabilities	1,097,163
Total non-current liabilities	59,153,718	12,282,632
TOTAL LIABILITIES	142,286,154	64,630,321
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary share, par value $0.0001; 500,000,000 shares authorized,130,135,432 and 126,276,372 shares issued as of March 31, 2026 and 2025, respectively, and 128,008,703 and 121,947,978 outstanding as of March 31, 2026 and 2025, respectively	12,803	12,196
Additional paid-in capital	44,213,702	18,149,582
(Accumulated deficit) retained earnings	(7,481,845)	17,513,985
Accumulated other comprehensive income	52,676	178,312
TOTAL GCL Global Holdings Ltd shareholders’ equity	36,797,336	35,854,075
Non-controlling interests	4,098,270	1,103,187
TOTAL SHAREHOLDERS’ EQUITY	40,895,606	36,957,262
TOTAL LIABILITIES, AND SHAREHOLDERS’ EQUITY	183,181,760	101,587,583
Related Party
CURRENT ASSETS
Amount due from related parties	164,292	392,334
CURRENT LIABILITIES
Accounts payable, a related party	4,293,316	4,567,337
Amount due to related parties	$ 1,042,949	$ 683,338